Annual Total Returns - Energy Portfolio [BarChart] - 02.28 Select Portfolios: Group 3 Energy Sector Combo PRO-17 - Energy Portfolio - Energy Portfolio-Default	Apr. 29, 2021
Bar Chart Table:
Annual Return 2011	(4.85%)
Annual Return 2012	4.64%
Annual Return 2013	24.21%
Annual Return 2014	(12.64%)
Annual Return 2015	(20.53%)
Annual Return 2016	33.84%
Annual Return 2017	(2.64%)
Annual Return 2018	(24.92%)
Annual Return 2019	9.88%
Annual Return 2020	(32.51%)